UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS EQUITY (DEFICIT) - USD ($)	Total	Common Stock	Shares To Be Issued	Additional Paid-In Capital	Accumulated Deficit	Class A Common Stock	Class B Common Stock	Series A, Preferred Stock	Series C, Preferred Stock	Series D, Preferred Stock	Contigent Equity Consideration Payable
Balance, shares at Dec. 31, 2022		22,584,982
Balance, amount at Dec. 31, 2022	$ (10,672)	$ 2,259	$ 20,000	$ 447,538	$ (480,469)
Shares issued for cash, shares		550,000
Shares issued for cash, amount	100,000	$ 55	(20,000)	119,945	0
Shares issued for services, shares		600,000
Shares issued for services, amount	122,000	$ 60	0	121,940	0
Shares issued for loan and interest, shares		500,000
Shares issued for loan and interest, amount	60,000	$ 50	0	59,950	0
Net Income (Loss)	(348,288)	$ 0	0	0	(348,288)
Net Loss	(348,288)
Balance, shares at Dec. 31, 2023		24,234,982				24,234,982	24,234,982
Balance, amount at Dec. 31, 2023	(76,960)	$ 2,424	0	749,373	(828,757)	$ 2,424	$ 2,424				$ 0
Shares issued for cash, amount	0			0	0	$ 0	$ 0				0
Shares issued for services, shares						100,000	100,000
Shares issued for services, amount	158,010			57,990	0	$ 10	$ 10				0
Gifted Shares, shares						30,018	30,018
Gifted Shares, amount	47,431			17,407	0	$ 3	$ 3				0
Net Loss	(95,656)			0	(95,656)	$ 0	$ 0				0
Balance, shares at Mar. 31, 2024						24,365,000	24,365,000
Balance, amount at Mar. 31, 2024	24,270,232			824,770	(924,412)	$ 2,437	$ 2,437				0
Balance, shares at Dec. 31, 2023		24,234,982				24,234,982	24,234,982
Balance, amount at Dec. 31, 2023	(76,960)	$ 2,424	0	749,373	(828,757)	$ 2,424	$ 2,424				0
Net Income (Loss)	(691,971)
Net Loss	(691,971)
Fair value of warrants issued as deferred offering cost	0
Balance, shares at Jun. 30, 2024						25,365,000	25,365,000
Balance, amount at Jun. 30, 2024	(93,521)			1,424,670	(1,520,728)	$ 2,537	$ 2,537				0
Balance, shares at Dec. 31, 2023		24,234,982				24,234,982	24,234,982
Balance, amount at Dec. 31, 2023	(76,960)	$ 2,424	0	749,373	(828,757)	$ 2,424	$ 2,424				0
Shares issued for cash, shares		150,000
Shares issued for cash, amount	30,000	$ 15	0	29,985	0
Shares issued for services, shares		100,000
Shares issued for services, amount	58,000	$ 10	0	57,990	0
Net Income (Loss)	(1,171,439)	$ 0	0	0	(1,171,439)
Gifted Shares, shares		30,018
Gifted Shares, amount	17,410	$ 3	0	17,407	0
Net Loss	(1,171,439)
Shares issued for Interest, shares		200,000
Shares issued for Interest, amount	120,000	$ 20	0	119,980	0
Shares issued for Loan, shares		900,000
Shares issued for Loan, amount	540,000	$ 90	0	539,910	0
Loss on exercise of warrant	30,000	0	0	30,000	0
Adjustment for Accrued Payroll	135,000	$ 0	0	135,000	0
Balance, shares at Dec. 31, 2024		25,615,000				25,615,000
Balance, amount at Dec. 31, 2024	(287,989)	$ 2,562	0	1,709,645	(2,000,196)	$ 2,562	$ 0	$ 0	$ 0	$ 0	0
Balance, shares at Mar. 31, 2024						24,365,000	24,365,000
Balance, amount at Mar. 31, 2024	24,270,232			824,770	(924,412)	$ 2,437	$ 2,437				0
Net Income (Loss)	(596,316)
Net Loss	(596,316)			0	(596,316)	$ 0	$ 0				0
Shares issued for Interest, shares						200,000	200,000
Shares issued for Interest, amount	120,000			119,980	0	$ 20	$ 20				0
Shares issued for Loan, shares						800,000	800,000
Shares issued for Loan, amount	480,000			479,920	0	$ 80	$ 80				0
Balance, shares at Jun. 30, 2024						25,365,000	25,365,000
Balance, amount at Jun. 30, 2024	(93,521)			1,424,670	(1,520,728)	$ 2,537	$ 2,537				0
Balance, shares at Dec. 31, 2024		25,615,000				25,615,000
Balance, amount at Dec. 31, 2024	(287,989)	$ 2,562	0	1,709,645	(2,000,196)	$ 2,562	0	0	0	0	0
Net Loss	(493,852)				(493,852)	0	0	0	0	0	0
Beneficial conversion feature of note discount	376,700			376,700	0	$ 0	0	0	0	0	0
Balance, shares at Mar. 31, 2025						25,615,000
Balance, amount at Mar. 31, 2025	(405,141)			2,086,345	(2,494,048)	$ 2,562	0	0	0	0	0
Balance, shares at Dec. 31, 2024		25,615,000				25,615,000
Balance, amount at Dec. 31, 2024	(287,989)	$ 2,562	$ 0	1,709,645	(2,000,196)	$ 2,562	$ 0	$ 0	$ 0	$ 0	0
Net Income (Loss)	(1,299,619)
Net Loss	(1,299,619)
Fair value of warrants issued as deferred offering cost	990,614
Balance, shares at Jun. 30, 2025						25,615,000	11,876,557	24,805,000	329,288	115,602
Balance, amount at Jun. 30, 2025	15,413,878			15,384,226	(3,299,815)	$ 2,562	$ 1,188	$ 2,480	$ 33	$ 12	3,323,192
Balance, shares at Mar. 31, 2025						25,615,000
Balance, amount at Mar. 31, 2025	(405,141)			2,086,345	(2,494,048)	$ 2,562	0	0	0	0	0
Net Income (Loss)	(805,767)
Net Loss	(805,767)				(805,767)	0	0	0	0	0	0
Beneficial conversion feature of note discount	115,000			115,000	0	0	$ 0	$ 0	$ 0	$ 0	0
Shares issued for debt conversion, shares							11,876,557	24,805,000	329,288	115,602
Shares issued for debt conversion, amount	12,125,928			12,122,215	0	0	$ 1,188	$ 2,480	$ 33	$ 12	0
Employee stock compensation	70,051			70,051	0	0	0	0	0	0	0
Class B Common Stock issuable for earned Contingent Equity Consideration	3,323,192			0	0	0	0	0	0	0	3,323,192
Fair value of warrants issued as deferred offering cost	990,614			990,614	0	$ 0	$ 0	$ 0	$ 0	$ 0	0
Balance, shares at Jun. 30, 2025						25,615,000	11,876,557	24,805,000	329,288	115,602
Balance, amount at Jun. 30, 2025	$ 15,413,878			$ 15,384,226	$ (3,299,815)	$ 2,562	$ 1,188	$ 2,480	$ 33	$ 12	$ 3,323,192